Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 82	$ 90
Foreign currency translation	(6)	(8)
Goodwill, Ending Balance	76	82
Sense & Power and Automotive Products (SP&A) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	2	2
Embedded Processing Solutions (EPS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	80	88
Foreign currency translation	(6)	(8)
Goodwill, Ending Balance	$ 74	$ 80